Related Party Transactions (Details) - Director [Member] - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Salaries and bonus	$ 100,000	$ 300,000
Short-term employee benefits	492	584
Stock-based compensation	37,096	62,267
Total	$ 137,588	$ 362,851